SEGMENTED INFOMRATION (Schedule of Geographic Information) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues	$ 4,256.7	$ 2,556.2
Property, plant and equipment	10,929.6	6,689.8
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	4,179.8	2,618.7
Canada [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment	2,348.2	4,320.5
Canada [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	1,626.8	1,508.8
United States [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment	8,581.4	2,369.3
United States [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	$ 2,553.0	$ 1,109.9